Loss Per Share - Additional Information (Detail)	0 Months Ended			0 Months Ended	1 Months Ended
	Mar. 22, 2010	Mar. 31, 2014	Mar. 31, 2011	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2010 Secured Notes and Warrants [Member] Unit
Earnings Per Share [Line Items]
Common stock purchased	602,614	602,741	602,741
Exercise price of warrants	0.01
Expiry date	Mar. 15, 2017
Secured notes and warrants issued				310,000	310,000	310,000